Financial Instruments and Risk Management - Disclosure of Fair Value Measurements of Liabilities (Details) - Recurring Fair Value Measurement - Level 2 of Fair Value Hierarchy - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Disclosure of fair value measurement of liabilities [line items]
Gross amount of recognized financial liabilities		$ 620
Gross amount of recognized financial assets offest in the statement of financial position
Net amounts financial liabilities presented in the statement of financial position		620
Fair value of financial liabilities	23,100	68,969
Borrowings at Fair Value
Disclosure of fair value measurement of liabilities [line items]
Gross amount of recognized financial liabilities	23,100	68,349
Gross amount of recognized financial assets offest in the statement of financial position
Net amounts financial liabilities presented in the statement of financial position	$ 23,100	$ 68,349